Document and Entity Information	Total
Prospectus:
Document Type	497
Document Period End Date	Aug. 04, 2023
Entity Registrant Name	PACE® Select Advisors Trust
Entity Central Index Key	0000930007
Entity Inv Company Type	N-1A
Amendment Flag	false
Document Creation Date	Aug. 04, 2023
Document Effective Date	Aug. 04, 2023
Prospectus Date	Nov. 28, 2022
Class P Prospectus | PACE High Yield Investments | Class P
Prospectus:
Trading Symbol	PHYPX